                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999
                                               ------------------------

Check here if Amendment  / /;          Amendment Number:
         This Amendment (Check only one.):  / /   is a restatement.
                                            / /   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       McCarthy Group, Inc.
         ---------------------------------------------------------------------
Address:    1125 South 103rd Street, Suite 450
         ---------------------------------------------------------------------
            Omaha, Nebraska
         ---------------------------------------------------------------------
            68124
         ---------------------------------------------------------------------

Form 13F File Number:   28-   initial filing
                             -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard L. Jarvis
         ---------------------------------------------------------------------
Title:      Vice President and Treasurer
         ---------------------------------------------------------------------
Phone:      (402) 393 - 1497
         ---------------------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Richard L. Jarvis             Omaha, Nebraska              02/11/00
   ---------------------------    -------------------------     --------------
          [Signature]                  [City, State]                [Date]

Report type (Check only one.):

/ /      13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
         manager are reported in this report.)

/X/      13F NOTICE.   (Check here if no holdings reported are in this
         report, and all holdings are reported by other reporting manager (s).)

/ /      13F COMBINATION REPORT.   (Check here is a portion of the holdings
         for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number                             Name

         28-  initial filing            McCarthy Group Asset Management, Inc.
              ------------------      -----------------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-
                                           ---------------------------

Form 13F Information Table Entry Total:          -0-
                                           ---------------------------

Form 13F Information Table Value Total:         $-0-
                                           ---------------------------
                                                (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.             Form 13F File Number     Name

                         28-
         -----------        ------------------    -----------------------------

         [Repeat as necessary.]